BASIS OF PREPARATION	12 Months Ended
Aug. 31, 2020
Basis Of Preparation [Abstract]
BASIS OF PREPARATION [Text Block]

2. BASIS OF PREPARATION

i) Statement of compliance

These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") and interpretations of the IFRS Interpretations Committee ("IFRIC").

These consolidated financial statements were approved and authorized for issue by the Board of Directors of the Company on November 29, 2020.

ii) Basis of measurement

These consolidated financial statements have been prepared on a historical cost basis except for biological assets, short-term investments, share-based compensation, and contingent share consideration, which are measured at fair value.

Historical cost is the fair value of the consideration given in exchange for goods and services, which is generally based upon the fair value of the consideration given in exchange for assets at the time of the transaction.

iii) Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries on a consolidated basis after elimination of intercompany transactions and balances. Subsidiaries are entities that the Company controls when it is exposed, or has rights, to variable returns from its involvement and has the ability to affect those returns through its power to direct the relevant activities of the entity.

iv) COVID-19 estimation uncertainty

In March 2020, the World Health Organization declared the outbreak of a novel strain of coronavirus ("COVID-19"), a global pandemic.  Government measures to limit the spread of COVID-19, including the closure of non-essential businesses, disrupted the Company's operations during the year ended August 31, 2020.

The production and sale of cannabis have been recognized as essential services across Canada, however COVID-19-related challenges have persisted, including, but not limited to, reduced staffing levels, production inefficiencies resulting from increased health and safety measures, and limited supply chain issues.  For the year ended August 31, 2020, the Company recorded impairments against its assets (inventories and property, plant and equipment) due in part to the COVID-19 pandemic.

Due to the ongoing developments and uncertainty surrounding COVID-19, it is not possible to predict the continuing impact that COVID-19 will have on the Company, its financial position, and/or its operating results in the future.  In addition, it is possible that estimates in the Company's financial statements will change in the near-term as a result of COVID-19, and the effect of any such changes could be material, which could result in, among other things, further impairment of inventories and long-lived assets including intangible assets. The Company is closely monitoring the impact of the COVID-19 on all aspects of its business.

vi) Foreign currency translation

Functional and presentation currency

These consolidated financial statements are presented in Canadian dollars, which is the Company's and its subsidiaries' functional currency, except for the Company's investment in its associate, alpha-cannabis Pharma GmbH ("ACG"), for which the functional currency has been determined to be Euros.

Transactions and balancesForeign currency transactions are translated into the functional currency using the exchange rate in effect on the date of the applicable transaction. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in currencies other than an operation's functional currency are recognized in the consolidated statements of (loss) income and comprehensive (loss) income.

Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to Canadian dollars at the exchange rate in effect on the reporting date. The income and expenses of foreign operations are translated to Canadian dollars using average exchange rates for the month during which the transactions occurred. Foreign currency differences are recognized in other comprehensive income (loss) in the accumulated other comprehensive loss account.

When the Company disposes of its entire interest in a foreign operation, or loses control over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income (loss) related to the foreign operation are recognized in profit or loss. If the Company disposes of part of an interest in a foreign operation that remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in other comprehensive income (loss) related to the subsidiary is reallocated between controlling and non-controlling interests.